Significant Accounting Policies - Summary of Principal Foreign Currency Exchange Rates (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CHINA
Significant Accounting Policies [Line Items]
Average foreign exchange rate	7.6282	7.8747	7.7355
Closing foreign exchange rate	7.1947	8.0225	7.8205
UNITED STATES
Significant Accounting Policies [Line Items]
Average foreign exchange rate	1.1827	1.1422	1.1195
Closing foreign exchange rate	1.1326	1.2271	1.1234
Mexico
Significant Accounting Policies [Line Items]
Average foreign exchange rate	23.9852	24.5194	21.5565
Closing foreign exchange rate	23.1438	24.4160	21.2202
DENMARK
Significant Accounting Policies [Line Items]
Average foreign exchange rate	7.4370	7.4542	7.4661
Closing foreign exchange rate	7.4364	7.4409	7.4715
Brazil
Significant Accounting Policies [Line Items]
Average foreign exchange rate	6.3779	5.8943	4.4134
Closing foreign exchange rate	6.3101	6.3735	4.5157
SWITZERLAND
Significant Accounting Policies [Line Items]
Average foreign exchange rate	1.0811	1.0705	1.1124
Closing foreign exchange rate	1.0331	1.0802	1.0854
JAPAN
Significant Accounting Policies [Line Items]
Average foreign exchange rate	129.8767	121.8458	122.0100
Closing foreign exchange rate	130.3800	126.4900	121.9400